Note 7 - Accrued Interest Receivable	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Accrued Interest Receviable [Text Block]
NOTE
7
Accrued Interest Receivable
Accrued interest receivable at
December 31
is summarized as follows:

(Dollars in thousands)	2020	2019
Securities available for sale	$392	378
Loans receivable	2,710	1,873
	$3,102	2,251